DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Results of Discontinued Operations (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue from product sales		$ 4,427	$ 3,525	$ 3,336
Cost of sales		(2,699)	(2,626)	(2,584)
(Loss) gain on non-hedge derivatives and other commodity contracts		(19)	5	(2)
Gross profit		1,709	904	750
Other (expenses) income		(57)	(83)	(79)
Derecognition of assets, and (loss) profit on disposal of assets		(1)	(6)	(7)
Loss before taxation		1,589	619	445
Normal and deferred taxation on operations		(625)	(250)	(212)
Total profit (loss) from discontinued operations		7	(376)	(83)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cost of sales		(287)	(479)	(589)
Gross profit		83	79	22
South African assets | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue from product sales		409	555	608
Cost of sales		(287)	(479)	(589)
(Loss) gain on non-hedge derivatives and other commodity contracts		(39)	3	3
Gross profit		83	79	22
Other (expenses) income		(23)	(44)	(72)
Derecognition of assets, and (loss) profit on disposal of assets		(80)	(3)	(118)
Impairment reversal (loss) recognised on remeasurement to fair value less costs to sell		17	(549)	0
Loss before taxation		(3)	(517)	(168)
Normal and deferred taxation on operations		0	(23)	38
Deferred tax on impairment reversal (loss), derecognition and profit (loss) on disposal of assets	$ 0	(1)	164	47
Deferred taxation on unrealised movement on derivatives and other commodity contracts		11	0	0
Total profit (loss) from discontinued operations		$ 7	$ (376)	$ (83)